Exploration and evaluation of oil and gas reserves (Details Narrative)	12 Months Ended
Dec. 31, 2020
Exploration And Evaluation Of Oil And Gas Reserves
Description of exploration rights	Exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling relate to 22 projects comprising (i) US$ 1,858 for wells in areas in which there has been ongoing drilling or firmly planned drilling activities in the near term and for which an evaluation plan (“Plano de Avalia”) has been submitted for approval by ANP; and (ii) US$ 415 relate to costs incurred to evaluate the reserves and their potential development.